Registrations Rights Agreement Liability (Details) - USD ($)		12 Months Ended
	Dec. 06, 2021	Dec. 31, 2025
Registrations Rights Agreement Liability [Abstract]
Private placement (in Dollars)	$ 3,000,000
Percentage of subscription		1.00%
Percentage of liquidated damages		18.00%
Percentage of investors		50.10%
Rights agreement liability (in Dollars)		$ 520,000